Financial instruments and risk management - Currency Risk, Additional Information (Details) - Currency Risk - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Currency risk sensitivity factor	10.00%
Impact of 10% strengthening of functional currencies against non-functional currencies on pre-tax profit	£ 61	£ 49	£ 53
Impact of 10% strengthening of functional currencies against non-functional currencies on items recognised directly in other comprehensive income	273	445	144
Impact of 10% weakening of functional currencies against non-functional currencies on pre-tax profit	72	60	65
Impact of 10% weakening of functional currencies against non-functional currencies on items recognised directly in other comprehensive incomee	£ 333	£ 543	£ 177
Rest of Group
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts	500.00%	400.00%
US dollar
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts	7200.00%	7100.00%
Euro
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts	1400.00%	1300.00%
UK Sterling
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts	900.00%	1200.00%